Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents:
Cash and due from banks	$ 369,782,000	$ 326,733,000	$ 201,270,000
Federal funds sold	1,538,000	292,000	2,290,000
Total cash and cash equivalents	371,320,000	327,025,000	203,560,000
Interest bearing time deposits in other banks	132,000	131,000	129,000
Investment securities available for sale	126,218,000	26,432,000	25,595,000
Loans held for sale	0	0	2,345,000
Loans, net of allowance for loan loss	2,424,633,000	2,049,429,000	1,544,113,000
Accrued interest receivable	12,648,000	10,228,000	13,676,000
Premises and equipment, net	20,846,000	19,045,000	15,156,000
Other real estate owned	1,666,000	1,676,000	3,367,000
Bank-owned life insurance	26,671,000	26,528,000	25,961,000
Non-marketable equity securities, at cost	11,327,000	7,527,000	4,407,000
Deferred tax asset, net	4,258,000	4,123,000	4,039,000
Core Deposit Intangible, net	1,252,000	1,292,000	1,454,000
Goodwill	18,034,000	18,034,000	18,034,000
Other assets	21,383,000	7,942,000	5,457,000
Total assets	3,040,388,000	2,499,412,000	1,867,293,000
Deposits:
Noninterest bearing	931,622,000	531,401,000	327,361,000
Interest bearing	1,655,547,000	1,609,798,000	1,306,470,000
Total deposits	2,587,169,000	2,141,199,000	1,633,831,000
Accrued interest payable	387,000	437,000	1,215,000
Other liabilities	20,122,000	7,769,000	6,654,000
FHLB advances	50,000,000	50,000,000	70,000,000
Line of credit - Senior Debt	1,000,000	1,000,000
Note payable - Senior Debt			20,875,000
Note payable - Subordinated Debt, net	80,507,000	0	13,000,000
Total liabilities	2,739,185,000	2,200,405,000	1,745,575,000
Commitments and contingencies - ESOP-owned shares		2,300,000	1,302,000
Shareholders' equity:
Common stock	13,524,000	13,482,000	6,350,000
Additional paid-in capital	249,775,000	249,202,000	91,462,000
Retained earnings	38,116,000	36,029,000	24,605,000
Accumulated other comprehensive income	887,000	1,393,000	280,000
Treasury stock	(1,099,000)	(1,099,000)	(979,000)
Stockholders' equity including ESOP owned shares		299,007,000	121,718,000
Less: ESOP-owned shares			1,302,000
Total shareholders' equity	301,203,000	299,007,000	120,416,000
Total liabilities & shareholders' equity	$ 3,040,388,000	$ 2,499,412,000	$ 1,867,293,000